Other Income and Expenses, Net - Summary of Other Income and Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Other Income And Expenses [Line Items]
Gains / (losses) related to legal, administrative and arbitration proceedings	$ (454)	$ 29	$ (846)	$ (370)
Pension and medical benefits-retirees	(538)	(676)	(1,137)	(1,368)
Gains/(losses) with Commodities Derivatives	(347)		(564)
Gains / (losses) on disposal/write-offs of assets (**)	(316)	1,805	689	1,766
Unscheduled stoppages and pre-operating expenses	(277)	(381)	(516)	(813)
Profit sharing	(180)	(5)	(319)	(93)
Institutional relations and cultural projects	(48)	(45)	(83)	(96)
Operating expenses with thermoelectric power plants	(25)	(26)	(50)	(50)
Health, safety and environment	(16)	(18)	(41)	(31)
Allowance for impairment of other receivables	(16)	(389)	(23)	(424)
Voluntary Separation Incentive Plan-PIDV	3	123	(4)	210
Government grants	17	40	41	40
Ship/Take or Pay agreements	18	299	22	299
Impairment	49	(71)	31	(64)
Expenses/Reimbursements from E&P partnership operations	79	116	135	208
Reclassification of cumulative translation adjustments-CTA				(37)
Amounts recovered from Lava Jato investigation		28	1	28
Gain on remeasurement of investment retained with loss of control		217		217
Others	94	(18)	133	162
Total	(1,794)	1,228	(2,186)	(11)
Related to retirees [member]
Other Income And Expenses [Line Items]
Pension and medical benefits-retirees	$ (375)	$ (476)	$ (792)	$ (963)